Inventories. net	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Inventories. net
6.	INVENTORIES, NET

Inventories, net consisted of the following as of March 31, 2021 and December 31, 2020:

	March 31, 2021	December 31, 2020

Raw materials	$1,059	$2,242
Finished goods	7,022	6,376
Excess and obsolete reserve	(334)	(325)

Total inventories, net	$7,747	$8,293

The Company did not experience any significant write-downs for the three months ended March 31, 2021.

6.	INVENTORIES, NET

Inventories, net consisted of the following as of December 31, 2020 and 2019:

	2020	2019
Raw materials	$2,242	$2,444
Finished goods	6,376	3,891
Excess and obsolete reserve	(325)	(182)

Total inventories, net	$8,293	$6,153

The Company did not experience any significant write-downs for the years ended December 31, 2020 and 2019.